Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
29. Subsequent Events:
Chem32 Acquisition
On February 24, 2021, the Company completed the acquisition of Chem32, a leading supplier of catalyst pre-activation
services, for a purchase price of $44,000, subject to customary purchase price adjustments as set forth in the agreement.
Events Subsequent to Original Issuance of Financial Statements (Unaudited)
Sale of the Company’s Performance Chemicals Business
On February 28, 2021, the Company announced that it entered into a definitive agreement to sell its Performance Chemicals business for a purchase price of $1,100,000, subject to certain adjustments set forth in the agreement. The Company completed the sale of its Performance Chemicals business effective August 1, 2021. The Company used a portion of the net cash proceeds to repay the entire Senior Secured Term Loan Facility due February 2027 of $231,363 and the 5.750% Senior Notes due 2025 of $295,000. The 5.750% Senior Notes due 2025 were redeemed at a redemption price equal to the sum of 102.875% of the principal amount outstanding plus accrued and unpaid interest to, but excluding, August 2, 2021. Additionally, the Company’s Board declared a special cash dividend of $3.20 per share, payable on August 23, 2021 to shareholders of record as of the close of business on August 12, 2021. See
Note 5
for more information on the transaction.
The final loss on the sale of the Performance Chemicals business was $157,539, which is included in net (loss) income from discontinued operations, net of tax in the Company’s condensed consolidated statements of income for the nine months ended September 30, 2021. In connection with the sale of the Performance Chemicals business and the related loss, the Company has recognized a tax benefit of $33,052 within net loss from discontinued operations, net of tax on the condensed consolidated statement of income.
Settlement of the Company’s Cross Currency Swaps
In March 2021, as a result of the Performance Materials and Performance Chemicals divestitures, the Company settled its cross-currency swaps. At the date of settlement, the total notional value of the cross-currency swaps was $311,380. The Company paid $13,170 in cash to settle the swaps.
2021 Term Loan Facility
In June 2021, PQ Corporation (“PQ Corp”), an indirect, wholly owned subsidiary of Ecovyst prior to the closing of the sale of the Performance Chemicals business, and Ecovyst Catalyst Technologies LLC (“Ecovyst LLC” and, following the closing of the sale of the Performance Chemicals business, the “Borrower”), an indirect, wholly owned subsidiary of the Company, entered into an agreement for a new senior secured term loan facility in an aggregate principal amount of $900,000 with an original issue discount of 0.25% and interest at a floating rate of LIBOR (with a 0.5% minimum LIBOR floor) plus 2.75% per annum (or, depending on the Borrower’s first lien net leverage ratio, 2.5%). The proceeds were used to pay in full the 2020 Term Loan Facility, partially pay the 2016 Term Loan Facility and pay the associated fees and expenses. The new senior secured term loan facility requires scheduled quarterly amortization payments, equal to 0.25% of the original principal amount of the loans under the new senior secured term loan facility.
ABL Facility
In June 2021, PQ Corp also entered into a third amendment agreement (the “ABL Amendment”), which amended its ABL Credit Agreement, dated as of May 4, 2016 (the “ABL Credit Agreement” and, as amended by the ABL Amendment, the “Amended ABL Credit Agreement”). The ABL Amendment amended the ABL Credit Agreement to, among other things, following the sale of Performance Chemicals, decrease the aggregate amount of revolving loan commitments available to the borrowers thereunder by an aggregate amount of $150,000 to $100,000, consisting of $90,000 in U.S. commitments and $10,000 in European commitments and extended the maturity date with respect to borrowings under the Amended ABL Credit Agreement to August 2, 2026.
Interest Rate Cap Novation
In August 2021, PQ Corporation novated $900,000 of its interest rate caps to Ecovyst Catalyst Technologies LLC. Other than the novation, there were no other changes to the interest rate cap. Refer to Note 19 for additional information.
Other than these items, the Company has evaluated subsequent events since the balance sheet date and determined that there are no additional matters to disclose.